Lease Transactions (Profit or Loss of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finance lease cost:
Amortization of right-of-use assets	¥ 5,672	¥ 4,816	¥ 4,971
Interest on lease liabilities	208	198	240
Operating lease cost	¥ 67,393	¥ 81,206	¥ 91,276